OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
17. OTHER NON-CURRENT ASSETS

(in thousands of $)	2013	2012
Mark-to-market cross currency interest rate swaps valuation relating to high-yield bonds (see note 23)	—	1,819
Mark-to-market interest rate swaps valuation (see note 23)	5,335	—
Methane Princess Lease security deposit movements (see note 24(h))	4,257	—
Other long-term assets	5,969	3,460
	15,561	5,279

Included within "Other long-term assets" are: (i) capitalized commission expenses and lease incentives incurred in connection with securing the NR Satu time charter amounting to $6.0 million and $2.3 million as of December 31, 2013 and 2012, respectively. These costs are amortized over the term of the NR Satu time charter. Amortization expense for the years ended December 31, 2013, 2012 and 2011 was $0.7 million, $0.2 million and $nil, respectively; and (ii) an amount of $1.2 million which was previously included within the total as of December 31, 2012, which related to the Golar Winter modification. Upon completion of the modification in 2013, the balance was transferred to vessels and equipment, net.